GENERIC
                                                                         VERSION

                             OCC CASH RESERVES, INC.
                            PROSPECTUS MARCH 15, 2002

OCC CASH RESERVES, INC. (the "Fund") is an open-end investment company with the following investment portfolios:


                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO

                         CALIFORNIA MUNICIPAL PORTFOLIO

                          NEW YORK MUNICIPAL PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Risk/Return Summary .......................................................    3

Fees and Expenses of the Portfolios .......................................    7

Principal Investment Strategies and Related Risks .........................    8

Management ................................................................   12

Shareholder Information ...................................................   13

Dividends and Distributions ...............................................   15

Taxes .....................................................................   15

Distribution Plan .........................................................   15

Financial Highlights ......................................................   16

Appendix ..................................................................   17

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio ................ Safety of  principal,  liquidity  and maximum current income from money market securities

Government Portfolio ............. Safety of  principal,  liquidity  and maximum current income from U.S. Government money market securities

General Municipal Portfolio ...... Safety of  principal,  liquidity  and maximum current income exempt from federal income taxes from money market securities

California Municipal Portfolio ... Safety of  principal,  liquidity  and maximum current income exempt from federal and California personal income taxes from money market securities

New York Municipal Portfolio ..... Safety of  principal,  liquidity  and maximum current income exempt from federal, New York State and New York City income taxes from money market securities

The Portfolios are money market funds.

PRINCIPAL INVESTMENT STRATEGIES

     o The Primary Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less, including U.S. government securities, U.S. dollar denominated certificates of deposit and bankers acceptances, domestic or foreign commercial paper and repurchase agreements. The Primary Portfolio normally invests at least 25% of its total assets in bank obligations.

     o The Government Portfolio invests in high quality U.S. government money market securities with remaining maturities of thirteen months or less. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by the U.S. Government, its agencies and instrumentalities.

     o The General Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less, including municipal notes, short-term municipal bonds, short-term discount notes and participation interests in those securities. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and state taxes.

     o The California Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from federal and California personal income taxes. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and California taxes.

     o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from federal, New York State and New York City income taxes. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and New York State and New York City taxes.

PRINCIPAL RISKS

     An investment in any of the Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it may not do so and, therefore, it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Each Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls.

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time.

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

     The California Municipal Portfolio concentrates in California municipal securities and the New York Municipal Portfolio concentrates in New York municipal issuers so credit risk and market risk may be greater for these Portfolios.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.

[Data below represents bar chart in the printed piece]

   PRIMARY PORTFOLIO

    1992       3.24%
    1993       2.42%
    1994       3.47%
    1995       5.19%
    1996       4.67%
    1997       4.88%
    1998       4.85%
    1999       4.45%
    2000       5.69%
    2001       3.57%

     During the periods shown in the bar chart, the highest quarterly return was 1.47% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.52% (for the quarter ended 12/31/01).

[Data below represents bar chart in the printed piece]

        GOVERNMENT PORTFOLIO

         1992         3.06%
         1993         2.25%
         1994         3.33%
         1995         5.03%
         1996         4.47%
         1997         4.63%
         1998         4.58%
         1999         4.21%
         2000         5.41%
         2001         3.25%


     During the periods shown in the bar chart, the highest quarterly return was 1.41% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.43% (for the quarter ended 12/31/01).


[Data below represents bar chart in the printed piece]


     GENERAL MUNICIPAL PORTFOLIO

         1992         2.52%
         1993         1.70%
         1994         2.17%
         1995         3.12%
         1996         2.51%
         1997         2.76%
         1998         2.61%
         1999         2.32%
         2000         3.11%
         2001         1.83%

     During the periods shown in the bar chart, the highest quarterly return was 0.83% (for the quarter ended 6/30/95) and the lowest quarterly return was 0.22% (for the quarter ended 12/31/01).

[Data below represents bar chart in the printed piece]

  CALIFORNIA MUNICIPAL PORTFOLIO

        1992       2.45%
        1993       1.71%
        1994       2.12%
        1995       3.10%
        1996       2.40%
        1997       2.65%
        1998       2.35%
        1999       2.08%
        2000       2.61%
        2001       1.49%


     During the periods shown in the bar chart, the highest quarterly return was 0.82% (for the quarter ended 6/30/95) and the lowest quarterly return was 0.21% (for the quarter ended 12/31/01).


[Data below represents bar chart in the printed piece]

    NEW YORK MUNICIPAL PORTFOLIO

         1992         2.41%
         1993         1.62%
         1994         2.04%
         1995         3.09%
         1996         2.44%
         1997         2.68%
         1998         2.45%
         1999         2.19%
         2000         2.98%
         2001         1.59%

     During the periods shown in the bar chart, the highest quarterly return was 1.04% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.19% (for the quarter ended 12/31/01).

     The table below shows the average annual returns for one, five and ten years of each Portfolio.

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                       1 YEAR      5 YEARS    10 YEARS
                                                       ------      -------    --------
Primary Portfolio. .................................    3.57%       4.69%       4.24%
Government Municipal Portfolio .....................    3.25%       4.41%       4.02%
General Municipal Portfolio. .......................    1.83%       2.52%       2.46%
California Municipal Portfolio .....................    1.49%       2.23%       2.29%
New York Municipal Portfolio .......................    1.59%       2.38%       2.35%

--------------------------------------------------------------------------------

    The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS

                                                                              GENERAL  CALIFORNIA  NEW YORK
                                                        PRIMARY  GOVERNMENT  MUNICIPAL  MUNICIPAL MUNICIPAL
                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                       ---------  ---------- ---------  --------- ----------
Management Fees ....................................     .41%       .50%       .49%       .50%       .50%
12b-1 (Distribution Plan) Fees. ....................     .25%       .25%       .25%       .25%       .25%
Other Expenses. ....................................     .15%       .21%       .20%       .18%       .29%
                                                         ----       ----       ----       ----      -----
Total Annual Fund Operating Expenses. ..............     .81%       .96%       .94%       .93%      1.04%
                                                         ====       ====       ====       ====      =====
Contractual Fee Waiver(1) ..........................       --         --         --         --       .03%
Net Total Annual Fund Operating Expenses ...........     .81%       .96%       .94%       .93%      1.01%

------------------------
(1) The contractual fee waiver, which is included in the Investment Advisory Agreement for the Fund, may only be terminated pursuant to the terms of the Investment Advisory Agreement.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.

                                                        1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                        ------    -------  -------  -------
Primary Portfolio ...................................    $ 83      $259     $450    $1,002
Government Portfolio. ...............................      98       306      531     1,178
General Municipal Portfolio .........................      96       300      520     1,155
California Municipal Portfolio. .....................      95       296      515     1,143
New York Municipal Portfolio. .......................     103       322      558     1,236

--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Q: What is the Portfolio's investment program?

A: The  Government  Portfolio  is a  money  market  fund  that  invests  in U.S.
   dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q: What types of securities does the Portfolio buy?

A: The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government,  its agencies or
       instrumentalities.   These   securities   are  called   U.S.   Government
       securities.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q: What is the credit quality of the Primary Portfolio's investments?

A: The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors LLC, the investment advisor to the Fund (the "Investment Advisor") to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q: Are the Portfolio's investments diversified?

A: The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q: What is the Portfolio's investment program?

A: The  Primary   Portfolio  is  a  money  market  fund  that  invests  in  U.S.
   dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q: What types of securities does the Portfolio buy?

A: The Government Portfolio invests in:

     o U.S. Government securities, including direct obligations of the United States Treasury such as bills, notes and bonds; securities issued by agencies and instrumentalities established by an act of Congress that have the right to borrow from the U.S. Treasury; and securities that depend solely on the issuing instrumentality for repayment.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q: What is the credit quality of the Government Portfolio's investments?

A: The Government  Portfolio invests  primarily in securities issued by the U.S.
   Government, its agencies, and instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government, while others carry less formal guarantees, but are considered to have high credit qualities. Even though the U.S. Government may guarantee payment of interest and principal on some of the securities held by the Portfolio, it does not guarantee the value of the shares of the Portfolio.

GENERAL MUNICIPAL PORTFOLIO

Q: What is the Portfolio's investment program?

A: The General  Municipal  Portfolio is a money market fund that invests in U.S.
   dollar-denominated, short-term money market securities exempt from federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q: What types of securities does the Portfolio buy?

A: The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit, including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q: What is the credit quality of the General Municipal Portfolio's investments?

A: The General Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q: Are the Portfolio's investments diversified?

A: The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

CALIFORNIA MUNICIPAL PORTFOLIO

Q: What is the Portfolio's investment program?

A: The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term debt obligations exempt from federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q: What types of securities does the Portfolio buy?

A: The California Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations, the interest on which is paid by appropriations from by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments, the income from which is exempt from federal and California taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in money market securities that may be subject to federal and/or California personal income taxes.

Q: What  is  the  credit  quality  of  the  California   Municipal   Portfolio's
   investments?

A: The California Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q: Are the Portfolio's investments diversified?

A: The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q: What is the Portfolio's investment program?

A: The New York Municipal  Portfolio is a money market fund that invests in U.S.
   dollar-denominated, short-term debt obligations exempt from federal, New York State and New York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q: What types of securities does the Portfolio buy?

A: The New York Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations, the interest on which is paid by appropriations from the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments, the income from which is exempt from federal, New York State and New York City taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in money market securities that may be subject to federal and/or New York personal income taxes.

Q: What is the credit quality of the New York Municipal Portfolio's investments?

A: The New York Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q: Are the Portfolio's investments diversified?

A: The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

RISKS OF THE PORTFOLIOS

Q: What are the main risks of investing in the Portfolios?

A: The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios. The Portfolios limit their investments to securities that the Investment Advisor believes present minimal credit risk.

   There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Advisor seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short-term securities or if not rated, of comparable quality.

   There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation. The California Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the liability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

   The New York Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A recurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by the Portfolio. The growth rate of New York has recently been slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

   The General, California and New York Municipal Portfolios invest in lease obligations which are not as liquid as other municipal obligations. The Investment Advisor reviews the following factors to determine the liquidity of a lease obligation:

     o frequency of trades and quoted prices for the obligation;

     o the number of dealers willing to purchase or sell the security and the number of other potential purchasers;

     o the willingness of dealers to undertake to make a market in the security;

     o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

     The Fund's Board of Directors has hired OpCap Advisors LLC ("OpCap Advisors") to serve as the investment advisor to the Fund.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $36 billion of assets under management as of December 31, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.

     OpCap Advisors has been in business as an investment advisor since 1987 and Oppenheimer Capital has been in business as an investment advisor since 1969.

     OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital, as well as employees of OpCap Advisors, perform these services.

     The Portfolios paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2001

     Primary Portfolio ....................    .41%
     Government Portfolio .................    .50%
     General Municipal Portfolio ..........    .49%
     California Municipal Portfolio .......    .50%
     New York Municipal Portfolio .........    .50%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method, which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS--NEW INVESTMENTS

A. WHEN FUNDS ARE SENT BY WIRE (the wire method permits immediate credit)

      1) Telephone the Fund toll-free at 800-401-6672 during business hours. Our service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account, (c) your taxpayer identification number (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with an account number.

      2) Instruct your bank to wire Federal Funds (minimum $1,000) to the Fund's custodian and transfer agent (P.O. Box 8505, Boston, MA 02266) exactly as follows and precisely in the order presented:

RECEIVING BANK INFORMATION:

     State Street Bank and Trust Company
     Attn: Custody
     ABA#011000028

BENEFICIARY INFORMATION:

      BNF=OCC Cash Reserves

(SPECIFY  PRIMARY,  GOVERNMENT,  GENERAL  MUNICIPAL,   CALIFORNIA  OR  NEW  YORK
MUNICIPAL PORTFOLIO)

      AC=99043838

OTHER BENEFICIARY INFORMATION:

      OBI=OCC Cash Reserves

Shareholder account name      )       As registered
Shareholder account number    )        with the Fund

3) Mail a completed Application Form to:

   OCC Cash Reserves
   P.O. Box 8505
   Boston, MA 02266

B. WHEN FUNDS ARE SENT BY CHECK

1) Fill out an Application Form

2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000) payable to OCC Cash Reserves--Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above.

SUBSEQUENT INVESTMENTS (PURCHASES)

A. INVESTMENTS BY WIRE (to obtain immediate credit)

   Instruct your bank to wire Federal Funds (minimum $100) as in A(2) above.

B. INVESTMENTS BY CHECK

   Mail your check or negotiable bank draft (minimum $100), payable to OCC Cash Reserves--Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above. Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

C. INVESTMENTS BY AUTOMATED CLEARING HOUSE
   (requires pre-arrangement)

   You may transfer amounts of $100 or more by Automated Clearing House ("ACH") from your bank account to your Fund account by telephoning the Fund toll-free at 800-401-6672 and talking with our service representative during business hours. When placing an order, be prepared to provide your Portfolio number (Primary-55, Government-56, General Municipal-57, California Municipal-23 and New York Municipal-24) and your account and personal identification numbers. Allow approximately two business days after your order for the money to be received by the Fund.

WITHDRAWALS (REDEMPTIONS)

A. WITHDRAWALS BY TELEPHONE

   You may transfer any amount from your Fund account to your designated bank account by telephoning the Fund toll-free at 800-401-6672 and talking with our service representative during business hours. You may order such withdrawals of $1,000 or more to be sent by wire, withdrawals of $100 or more to be sent by the ACH system, or withdrawals of any amount to be sent by check. When placing an order, be prepared to provide your Portfolio number and your account and personal identification numbers.

   For withdrawals being sent by wire: if your telephone order is received by the Fund prior to 12:00 Noon (New York time), your bank will receive the requested amount the same day; if your telephone order is received after 12:00 Noon, your bank will receive the requested amount the next business day; for ACH transfers, allow approximately two business days for the amount to be received by your bank. For transfers you order to be sent by check, the Fund will mail the check the next business day. Withdrawals by any method are made without any charge to you.

B. WITHDRAWALS BY CHECKWRITING

   Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee. There are no separate charges for regular checkwriting. The Fund's agent for all checkwriting services, State Street Bank, will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. To establish checkwriting, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund Account, contact the Fund by telephone or mail. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

   You cannot close out your account by checkwriting, however, because your shares continue to earn dividends and fluctuate in value until the check is presented for payment.

C. WITHDRAWALS BY MAIL

   You may withdraw any amount from your account at any time by mail. Written orders for withdrawals should be mailed to OCC Cash Reserves, P.O. Box 8505 Boston, MA 02266. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption must be signed by all owners of the account with the signatures guaranteed by an eligible guarantor.

REDEMPTIONS OVER $250,000

     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

OBTAINING AN APPLICATION FORM--ASSISTANCE

     If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at 800-401-6672 during business hours.

     If your account with the Fund is to be maintained through a brokerage firm or other institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution. Institutions may charge a fee for providing such assistance.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income excluding capital gains of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (including the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York State and New York City income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds. As a result, a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your tax adviser with respect to your tax situation.

--------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OCC Distributors LLC .25 of 1% of the Portfolio's average daily net assets. OCC Distributors LLC pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. OpCap Advisors may also make payments reasonably designed to finance the distribution of shares out of its own resources, including, but not limited to, any profits derived under the Advisory Agreement with the Fund.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.

                                                                                            DIVIDENDS AND
                                              INCOME FROM OPERATIONS                        DISTRIBUTIONS
                                  -------------------------------------------- --------------------------------------
                                                                                             DISTRIBUTIONS
                                                                                                   TO        TOTAL
                                                            NET                DIVIDENDS TO      SHARE-    DIVIDENDS
                                  NET ASSET              REALIZED      TOTAL   SHAREHOLDERS     HOLDERS       AND
                                    VALUE,       NET    GAIN (LOSS)   INCOME     FROM NET      FROM NET  DISTRIBUTIONS
                                  BEGINNING  INVESTMENT     ON         FROM     INVESTMENT     REALIZED        TO
                                   OF YEAR     INCOME   INVESTMENTS  OPERATIONS   INCOME        GAINS    SHAREHOLDERS
PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 .........................    $1.00      $0.04      $0.00        $0.04      $(0.04)          --       $(0.04)
  2000 .........................     1.00       0.06      (0.00)        0.06       (0.06)      $(0.00)       (0.06)
  1999 .........................     1.00       0.04       0.00         0.04       (0.04)          --        (0.04)
  1998 .........................     1.00       0.05       0.00         0.05       (0.05)          --        (0.05)
  1997 .........................     1.00       0.05      (0.00)        0.05       (0.05)          --        (0.05)
GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 .........................    $1.00      $0.04      $0.00        $0.04      $(0.04)      $(0.00)      $(0.04)
  2000 .........................     1.00       0.05       0.00         0.05       (0.05)       (0.00)       (0.05)
  1999 .........................     1.00       0.04       0.00         0.04       (0.04)          --        (0.04)
  1998 .........................     1.00       0.05       0.00         0.05       (0.05)          --        (0.05)
  1997 .........................     1.00       0.05       0.00         0.05       (0.05)          --        (0.05)
GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED, NOVEMBER 30,
  2001 .........................    $1.00      $0.02         --        $0.02      $(0.02)          --       $(0.02)
  2000 .........................     1.00       0.03     $(0.00)        0.03       (0.03)          --        (0.03)
  1999 .........................     1.00       0.02      (0.00)        0.02       (0.02)          --        (0.02)
  1998 .........................     1.00       0.03      (0.00)        0.03       (0.03)          --        (0.03)
  1997 .........................     1.00       0.03      (0.00)        0.03       (0.03)          --        (0.03)
CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 .........................    $1.00      $0.02         --        $0.02      $(0.02)          --       $(0.02)
  2000 .........................     1.00       0.03         --         0.03       (0.03)          --        (0.03)
  1999 .........................     1.00       0.02         --         0.02       (0.02)          --        (0.02)
  1998 .........................     1.00       0.02         --         0.02       (0.02)          --        (0.02)
  1997 .........................     1.00       0.03     $(0.00)        0.03       (0.03)          --        (0.03)
NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 .........................    $1.00      $0.02     $ 0.00        $0.02      $(0.02)          --       $(0.02)
  2000 .........................     1.00       0.03       0.00         0.03       (0.03)          --        (0.03)
  1999 .........................     1.00       0.02       0.00         0.02       (0.02)          --        (0.02)
  1998 .........................     1.00       0.03         --         0.03       (0.03)          --        (0.03)
  1997 .........................     1.00       0.03      (0.00)        0.03       (0.03)          --        (0.03)

                                  RATIOS TO AVERAGE
                                      NET ASSETS
                                 ---------------------



NET ASSET           NET ASSETS,
  VALUE,              END OF                     NET
  END OF     TOTAL      YEAR                 INVESTMENT
   YEAR    RETURN(1) (MILLIONS)   EXPENSES(2)  INCOME


   $1.00     3.93%   $3,039.5       0.81%        3.84%
    1.00     5.64     2,612.9       0.82         5.49
    1.00     4.41     2,463.3       0.82         4.32
    1.00     4.90     2,572.4       0.83         4.78
    1.00     4.85     2,166.6       0.85         4.75


   $1.00     3.61%     $107.4       0.96%        3.48%
    1.00     5.34        72.8       0.99         5.21
    1.00     4.17        84.0       0.95         4.09
    1.00     4.63       112.1       0.98(3)      4.53(3)
    1.00     4.60       100.0       0.98(3)      4.51(3)


   $1.00     2.05%     $109.3       0.94%        2.07%
    1.00     3.06       123.1       0.97         3.00
    1.00     2.29       120.0       0.93         2.26
    1.00     2.66       171.8       0.92         2.62
    1.00     2.74       137.0       0.96         2.70


   $1.00 1   .67%       $65.3       0.93%        1.66%
    1.00     2.58        75.2       0.94         2.56
    1.00     2.06        66.5       0.91         2.03
    1.00     2.39        70.4       0.95         2.36
    1.00     2.68        55.7       0.90(4)      2.64(4)


   $1.00     1.80%      $68.6       1.01%(5)     1.74%(5)
    1.00     2.94        58.6       1.01(5)      2.89(5)
    1.00     2.16        55.3       0.96         2.11
    1.00     2.50        84.1       0.98         2.46
    1.00     2.66        73.2       0.98(5)      2.63(5)

-------------------
(1)  Assumes reinvestment of all dividends and distributions.

(2) Inclusive of expenses offset by earnings credits.

(3) During the fiscal years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998 and 0.99% and 4.50%, respectively, for the year ended November 30, 1997.

(4) During the fiscal year ended November 30, 1997, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.96% and 2.58%, respectively.

(5) During the fiscal years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 1.04% and 1.70% respectively, for the year ended November 30, 2001, 1.03% and 2.86%, respectively, for the year ended November 30, 2000, and 0.99% and 2.62%, respectively, for the year ended November 30, 1997.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISER MAY INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:

     CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

     COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

     REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

     BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.

GENERAL MUNICIPAL, CALIFORNIA MUNICIPAL AND NEW YORK MUNICIPAL PORTFOLIOS:

     VARIABLE RATE OBLIGATIONS

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

     PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

     MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     The Investment Advisor will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Advisor may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
                             OCC CASH RESERVES, INC.
                                 PRIVACY POLICY
--------------------------------------------------------------------------------

     We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

     In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

     We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

     We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

     We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

     We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

                              ADOPTED JUNE 12, 2001

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS:Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.


================================================================================

                               OCC CASH RESERVES

================================================================================

o  Primary Portfolio
o  Government Portfolio
o  General Municipal Portfolio
o  California Municipal Portfolio
o  New York Municipal Portfolio




(Investment Company Act file no. 811-05731)



PROSPECTUS

March 15, 2002

                                                                         UNIFIED
                                                                         VERSION

                             OCC CASH RESERVES, INC.
                            PROSPECTUS MARCH 15, 2002


     OCC CASH RESERVES, INC. is an open-end investment company with the following investment portfolios:



                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----

Risk/Return Summary ..................................................   3

Fees and Expenses of the Portfolios ..................................   6

Principal Investment Strategies and Related Risks ....................   6

Management ...........................................................   9

Shareholder Information ..............................................   9

Dividends and Distributions ..........................................  11

Taxes ................................................................  12

Distribution Plan ....................................................  12

Financial Highlights. ................................................  13

Appendix. ............................................................  14

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio. ............... Safety of principal,  liquidity and maximum current income from money market securities

Government Portfolio ............. Safety of principal,  liquidity and maximum current income from
                                   U.S. Government money market securities

General Municipal Portfolio ...... Safety of  principal,  liquidity  and  maximum  current  income exempt from federal income taxes from money market securities

The Portfolios are money market funds.

PRINCIPAL INVESTMENT STRATEGIES

     o The Primary Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less, including U.S. government securities, U.S. dollar denominated certificates of deposit and bankers acceptances, domestic or foreign commercial paper and repurchase agreements. The Primary Portfolio normally invests at least 25% of its total assets in bank obligations.

     o The Government Portfolio invests in high quality U.S. government money market securities with remaining maturities of thirteen months or less. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by the U.S. Government, its agencies and instrumentalities.

     o The General Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less, including municipal notes, short-term municipal bonds, short-term discount notes and participation interests in those securities. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and state taxes.

PRINCIPAL RISKS

     An investment in any of the Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it may not do so and, therefore, it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Each Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls.

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time.

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.

[Data below represents bar chart in printed piece.]

                               PRIMARY PORTFOLIO

 1992    1993   1994    1995   1996   1997     1998  1999   2000   2001
-----   -----  -----   -----  -----   -----   -----  -----  -----  -----
3.24%   2.42%  3.47%   5.19%  4.67%   4.88%   4.85%  4.45%  5.69%  3.57%

     During the periods shown in the bar chart, the highest quarterly return was 1.47% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.52% (for the quarter ended 12/31/01).

[Data below represents bar chart in printed piece.]

                              GOVERNMENT PORTFOLIO

 1992    1993   1994    1995   1996   1997     1998  1999   2000   2001
-----   -----  -----   -----  -----   -----   -----  -----  -----  -----
3.06%   2.25%  3.33%   5.03%  4.47%   4.63%   4.58%  4.21%  5.41%  3.25%

     During the periods shown in the bar chart, the highest quarterly return was 1.41% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.43% (for the quarter ended 12/31/01).

[Data below represents bar chart in printed piece.]

                           GENERAL MUNICIPAL PORTFOLIO

 1992    1993   1994    1995   1996   1997     1998  1999   2000   2001
-----   -----  -----   -----  -----   -----   -----  -----  -----  -----
2.52%   1.70%  2.17%   3.12%  2.51%   2.76%   2.61%  2.32%  3.11%  1.83%

     During the periods shown in the bar chart, the highest quarterly return was 0.83% (for the quarter ended 6/30/95) and the lowest quarterly return was 0.22% (for the quarter ended 12/31/01).

     The table below shows the average annual returns for one, five and ten years of each Portfolio.


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                             1 YEAR      5 YEARS      10 YEARS
`                                            ------      -------      --------

  Primary Portfolio. ......................   3.57%       4.69%        4.24%
  Government Municipal Portfolio ..........   3.25%       4.41%        4.02%
  General Municipal Portfolio. ............   1.83%       2.52%        2.46%
--------------------------------------------------------------------------------

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.

                       FEES AND EXPENSES OF THE PORTFOLIOS

     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                                        GENERAL
                                               PRIMARY    GOVERNMENT   MUNICIPAL
                                              PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                -----       -------      -----
Management Fees .............................    .41%         .50%        .49%
12b-1 (Distribution Plan) Fees ..............    .25%         .25%        .25%
Other Expenses ..............................    .15%         .21%        .20%
                                                 ----         ----        ----

Total Annual Fund Operating Expenses ........    .81%         .96%        .94%
                                                 ====         ====        ====
Contractual Fee Waiver(1) ...................      --           --          --
Net Total Annual Fund Operating Expenses ....    .81%         .96%        .94%

----------
(1) The contractual fee waiver, which is included in the Investment Advisory Agreement for the Fund, may only be terminated pursuant to the terms of the Investment Advisory Agreement.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.

                                          1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                          ------    -------  -------  --------

Primary Portfolio .......................   $83       $259     $450    $1,002
Government Portfolio. ...................    98        306      531     1,178
General Municipal Portfolio .............    96        300      520     1,155

--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Q What is the Portfolio's investment program?

A The  Primary   Portfolio   is  a  money  market  fund  that  invests  in  U.S.
  dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q What types of securities does the Portfolio buy?

A The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government,  its agencies or
       instrumentalities.   These   securities   are  called   U.S.   Government
       securities.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors LLC, the investment advisor to the Fund (the "Investment Advisor") to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q What is the Portfolio's investment program?

A The  Government  Portfolio  is a  money  market  fund  that  invests  in  U.S.
  dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q What types of securities does the Portfolio buy?

A The Government Portfolio invests in:

     o U.S. Government securities, including direct obligations of the United States Treasury such as bills, notes and bonds; securities issued by agencies and instrumentalities established by an act of Congress that have the right to borrow from the U.S. Treasury; and securities that depend solely on the issuing instrumentality for repayment.

     o Repurchase   agreements    collateralized  in  full  by  U.S.  Government
       securities.

Q What is the credit quality of the Government Portfolio's investments?

A The Government  Portfolio  invests  primarily in securities issued by the U.S.
  Government, its vagencies, and instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government, while others carry less formal guarantees, but are considered to have high credit qualities. Even though the U.S. Government may guarantee payment of interest and principal on some of the securities held by the Portfolio, it does not guarantee the value of the shares of the Portfolio.

GENERAL MUNICIPAL PORTFOLIO

Q What is the Portfolio's investment program?

A The General  Municipal  Portfolio  is a money market fund that invests in U.S.
  dollar-denominated, short-term money market securities exempt from federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit, including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?

A The  General  Municipal   Portfolio  invests  in  high  quality  money  market
  instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term "prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

RISKS OF THE PORTFOLIOS

Q What are the main risks of investing in the Portfolios?

A The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios. The Portfolios limit their investments to securities that the Investment Advisor believes present minimal credit risk.

  There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Advisor seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short-term securities or if not rated, of comparable quality.

  There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.

  The General Portfolio invests in lease obligations which are not as liquid as other municipal obligations. The Investment Advisor reviews the following factors to determine the liquidity of a lease obligation:

     o frequency of trades and quoted prices for the obligation;

     o the number of dealers willing to purchase or sell the security and the number of other potential purchasers;

     o the willingness of dealers to undertake to make a market in the security;

     o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

     The Fund's Board of Directors has hired OpCap Advisors LLC ("OpCap Advisors") to serve as the investment advisor to the Fund.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $36 billion of assets under management as of December 31, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.

     OpCap Advisors has been in business as an investment advisor since 1987 and Oppenheimer Capital has been in business as an investment advisor since 1969.

     OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital, as well as employees of OpCap Advisors, perform these services.

     The Portfolios paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2001:

     Primary Portfolio. ................       .41%
     Government Portfolio ..............       .50%
     General Municipal Portfolio. ......       .49%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

     You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method, which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

SHAREHOLDER SERVICING AGENT

     Unified  Fund  Services,   Inc.   (800-UMC-FUND   (800-862-3863))   is  the
shareholder servicing agent for

     o former shareholders of the AMA Family of Funds

     o clients of 225 Liberty Street Advisors, L.P.

     o former shareholders of the Unified Funds and Liquid Green Trust

     o accounts that participated or participate in a retirement plan for which Unified Fund Services, Inc. acts as a custodian or trustee

     o accounts for which Unified Fund Services, Inc. is the broker or dealer

OPENING ACCOUNTS--NEW INVESTMENTS

A. WHEN FUNDS ARE SENT BY WIRE (the wire method permits immediate credit)

   1) Telephone Unified toll-free at 800-UMC-FUND (800-862-3863) during business hours. A service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account,
      (c) your taxpayer identification number (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with an account number.

   2) Instruct your bank to wire Federal Funds (see minimum below) to the Fund's custodian and transfer agent (P.O. Box 8505, Boston, MA 02266) exactly as follows and precisely in the order presented:

RECEIVING BANK INFORMATION:

     Fifth Third Bank (Cincinnati, OH)
     ABA#42000314

BENEFICIARY INFORMATION:

     BNF=OCC Cash Reserves

(SPECIFY PRIMARY, GOVERNMENT, OR GENERAL MUNICIPAL)

     AC=715754485

OTHER BENEFICIARY INFORMATION:

     OBI=OCC Cash Reserves

Shareholder account name     )   As registered
Shareholder account number   )   with the Fund

     There is a $1,000 minimum to open a new account, except that there is no minimum for opening Individual Retirement Accounts or other retirement plans.

   3) Mail a completed Application Form to:

      Unified Fund Services Inc.
      P.O. Box 6110
      Indianapolis, IN 46206-6110

   For other than U.S. Postal Service mail:

      Unified Fund Services, Inc.
      31 North Pennsylvania Street
      Indianapolis, IN 46204-1806

B. WHEN FUNDS ARE SENT BY CHECK

   1) Complete the New Account Application

   2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000) payable to OCC Cash Reserves--Primary, Government, or General Portfolio, to the address in A(3) above.

C. BY EXCHANGE

   1) By Mail--Send a written request to the address in A93) above. Sign the request exactly as your name appears on the account registration. (For joint accounts, all owners must sign.) Be certain your request meets the minimum for a new account and that the amount remaining in the Fund from which you are exchanging also exceeds its minimum.

   2) By Telephone--Call Unified at 800-UMC-FUND (800-862-3863).

SUBSEQUENT INVESTMENTS (PURCHASES)

A. INVESTMENTS BY WIRE (to obtain immediate credit)

   Instruct your bank to wire Federal Funds (minimum $1000) as in A(2) above.

B. INVESTMENTS BY CHECK

   Mail your check or negotiable bank draft
   (minimum $100), payable to OCC Cash Reserves--Primary, Government, or General Municipal, to the address in A(3) above. Include your account name, account number and portfolio name on the front of your check, money order or draft.

C.  BY EXCHANGE

   Follow instructions under C, above. There is no minimum for systematic exchanges established for dollar cost averaging purposes.

WITHDRAWALS (REDEMPTIONS)

     Follow instructions under C, above. There is no minimum for systematic exchanges established for dollar cost averaging purposes.

     Telephone Unified toll-free at 800-UMC-FUND (800-862-3863) or at 317-917-7000, ext. 8157 (not toll-free) and place your redemption request with a service representative. You may request that your redemption proceeds be sent via wire or ACH to your previously designated bank account or that a check be mailed to you. Wires will be sent to your bank and checks will be mailed to you on the next Indiana business day following receipt of your request. Unified may charge a fee for wire redemptions. Monies sent via ACH take approximately tow business days to reach your bank.

B.  WITHDRAWALS BY CHECKWRITING

     Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

     Please do not use the checkwriting service to close out your OCC account, as the balance of your account will continue to increase via daily dividends until the check is presented for payment. Unified reserves the right to impose a charge for certain check services such as checks returned unpaid for insufficient funds or for checks on which you have placed a stop order.

C.  WITHDRAWALS BY MAIL

     Submit a written request for any amount to Unified at the address in A(3) above. Include your account name as registered and your account number. Sign the request exactly as your name appears on the registration. (For joint accounts, all owners must sign.)

REDEMPTIONS OVER $250,000

     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

OBTAINING AN APPLICATION FORM--ASSISTANCE

     If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone Unified toll-free at 800-UMC-FUND (800-862-3863) during business hours.

     If your account with the Fund is to be maintained through a brokerage firm or other institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution. Institutions may charge a fee for providing such assistance.
     with the Fund

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income excluding capital gains of the General Municipal Portfolio, Portfolio will be exempt from federal income taxes (including the alternative minimum tax). The General Municipal Portfolio, can invest in industrial development bonds and other private activity bonds. As a result, a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your tax adviser with respect to your tax situation.

--------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OCC Distributors LLC .25 of 1% of the Portfolio's average daily net assets. OCC Distributors LLC pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. OpCap Advisors may also make payments reasonably designed to finance the distribution of shares out of its own resources, including, but not limited to, any profits derived under the Advisory Agreement with the Fund.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.


                                              INCOME FROM OPERATIONS                      DIVIDENDS AND DISTRIBUTIONS
                                  -------------------------------------------- ---------------------------------------------------
                                                                                             DISTRIBUTIONS
                                                                                                   TO        TOTAL
                                                            NET                DIVIDENDS TO      SHARE-    DIVIDENDS
                                  NET ASSET              REALIZED      TOTAL   SHAREHOLDERS     HOLDERS       AND       NET ASSET
                                    VALUE,       NET    GAIN (LOSS)   INCOME     FROM NET      FROM NET  DISTRIBUTIONS    VALUE,
                                  BEGINNING  INVESTMENT     ON         FROM     INVESTMENT     REALIZED        TO         END OF
                                   OF YEAR     INCOME   INVESTMENTS  OPERATIONS   INCOME        GAINS    SHAREHOLDERS      YEAR
PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
2001 ...........................    $1.00      $0.04      $0.00        $0.04      $(0.04)       --         $(0.04)        $1.00
2000 ...........................     1.00       0.06      (0.00)        0.06       (0.06)       (0.00)      (0.06)         1.00
1999 ...........................     1.00       0.04       0.00         0.04       (0.04)       --          (0.04)         1.00
1998 ...........................     1.00       0.05       0.00         0.05       (0.05)       --          (0.05)         1.00
1997 ...........................     1.00       0.05      (0.00)        0.05       (0.05)       --          (0.05)         1.00

GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
2001 ...........................    $1.00      $0.04      $0.00        $0.04      $(0.04)      $(0.00)     $(0.04)        $1.00
2000 ...........................     1.00       0.05       0.00         0.05       (0.05)       (0.00)      (0.05)         1.00
1999 ...........................     1.00       0.04       0.00         0.04       (0.04)       --          (0.04)         1.00
1998 ...........................     1.00       0.05       0.00         0.05       (0.05)       --          (0.05)         1.00
1997 ...........................     1.00       0.05       0.00         0.05       (0.05)       --          (0.05)         1.00

GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
2001 ...........................    $1.00      $0.02         --        $0.02      $(0.02)       --         $(0.02)        $1.00
2000 ...........................     1.00       0.03      (0.00)        0.03       (0.03)       --          (0.03)         1.00
1999 ...........................     1.00       0.02      (0.00)        0.02       (0.02)       --          (0.02)         1.00
1998 ...........................     1.00       0.03      (0.00)        0.03       (0.03)       --          (0.03)         1.00
1997 ...........................     1.00       0.03      (0.00)        0.03       (0.03)       --          (0.03)         1.00

                       RATIOS TO AVERAGE
                          NET ASSETS
                      ---------------------



         NET ASSETS,
           END OF                     NET
  TOTAL      YEAR                 INVESTMENT
RETURN(1) (MILLIONS)   EXPENSES(2)  INCOME


 3.93%     $3,039.5     0.81%       3.84%
 5.64       2,612.9     0.82        5.49
 4.41       2,463.3     0.82        4.32
 4.90       2,572.4     0.83        4.78
 4.85       2,166.6     0.85        4.75



 3.61%       $107.4     0.96%       3.48%
 5.34          72.8     0.99        5.21
 4.17          84.0     0.95        4.09
 4.63         112.1     0.98(3)     4.53(3)
 4.60         100.0     0.98(3)     4.51(3)



 2.05%       $109.3     0.94%       2.07%
 3.06         123.1     0.97        3.00
 2.29         120.0     0.93        2.26
 2.66         171.8     0.92        2.62
 2.74         137.0     0.96        2.70

--------------
(1) Assumes reinvestment of all dividends and distributions.

(2) Inclusive of expenses offset by earnings credits.

(3)During the fiscal years indicated above, the investment adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998 and 0.99% and 4.50%, respectively, for the year ended November 30, 1997.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISOR MAY INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:

     CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

     COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

     REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

     BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.

GENERAL MUNICIPAL PORTFOLIO:

     VARIABLE RATE OBLIGATIONS

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

     PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

     MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     The Investment Advisor will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Advisor may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

                      [This page intentionally left blank]

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

--------------------------------------------------------------------------------

                               OCC CASH RESERVES

--------------------------------------------------------------------------------

o  Primary Portfolio
o  Government Portfolio
o  General Municipal Portfolio






(Investment Company Act file no. 811-05731)
Offered through Unified Fund Services Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204-1806


PROSPECTUS

March 15, 2002

                             OCC CASH RESERVES, INC.                        CIBC

                            PROSPECTUS MARCH 15, 2002                    VERSION

OCC CASH RESERVES, INC. is an open-end investment company with the following investment portfolios:

                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO

                         CALIFORNIA MUNICIPAL PORTFOLIO

                          NEW YORK MUNICIPAL PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Risk/Return Summary .........................................................  3

Fees and Expenses of the Portfolios .........................................  7

Principal Investment Strategies and Related Risks ...........................  8

Management .................................................................. 12

Shareholder Information ..................................................... 13

Dividends and Distributions ................................................. 13

Taxes ....................................................................... 14

Distribution Plan ........................................................... 14

Financial Highlights ........................................................ 15

Appendix .................................................................... 16

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio ................ Safety of  principal,  liquidity  and maximum current income from money market securities

Government Portfolio ............. Safety of  principal,  liquidity  and maximum current income from U.S Government money market securities

General Municipal Portfolio ...... Safety of  principal,  liquidity  and maximum current income exempt from federal income taxes from money market securities

California Municipal Portfolio ... Safety of  principal,  liquidity  and maximum current income exempt from federal and California personal income taxes from money market securities

New York Municipal Portfolio ..... Safety of  principal,  liquidity  and maximum current income exempt from federal, New York State and New York City income taxes from money market securities

The Portfolios are money market funds.

PRINCIPAL INVESTMENT STRATEGIES

     o The Primary Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less, including U.S. government securities, U.S. dollar denominated certificates of deposit and bankers acceptances, domestic or foreign commercial paper and repurchase agreements. The Primary Portfolio normally invests at least 25% of its total assets in bank obligations.

     o The Government Portfolio invests in high quality U.S. government money market securities with remaining maturities of thirteen months or less. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by the U.S. Government, its agencies and instrumentalities.

     o The General Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less, including municipal notes, short-term municipal bonds, short-term discount notes and participation interests in those securities. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and state taxes.

     o The California Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from federal and California personal income taxes. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and California taxes.

     o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from federal, New York State and New York City income taxes. Under normal conditions, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal and New York State and New York City taxes.

PRINCIPAL RISKS

     An investment in any of the Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it may not do so and, therefore, it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Each Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls.

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time.

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

     The California Municipal Portfolio concentrates in California municipal securities and the New York Municipal Portfolio concentrates in New York municipal issuers so credit risk and market risk may be greater for these Portfolios.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.

        [The table below represents a bar chart in the printed report.]

                                PRIMARY PORTFOLIO

                             1992               3.24%
                             1993               2.42%
                             1994               3.47%
                             1995               5.19%
                             1996               4.67%
                             1997               4.88%
                             1998               4.85%
                             1999               4.45%
                             2000               5.69%
                             2001               3.57%

     During the periods shown in the bar chart, the highest quarterly return was 1.47% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.52% (for the quarter ended 12/31/01).

         [The tables below represent bar charts in the printed report.]

                               GOVERNMENT PORTFOLIO

                             1992               3.06%
                             1993               2.25%
                             1994               3.33%
                             1995               5.03%
                             1996               4.47%
                             1997               4.63%
                             1998               4.58%
                             1999               4.21%
                             2000               5.41%
                             2001               3.25%

     During the periods shown in the bar chart, the highest quarterly return was 1.41% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.43% (for the quarter ended 12/31/01).

                            GENERAL MUNICIPAL PORTFOLIO

                             1992               2.52%
                             1993               1.70%
                             1994               2.17%
                             1995               3.12%
                             1996               2.51%
                             1997               2.76%
                             1998               2.61%
                             1999               2.32%
                             2000               3.11%
                             2001               1.83%

     During the periods shown in the bar chart, the highest quarterly return was 0.83% (for the quarter ended 6/30/95) and the lowest quarterly return was 0.22% (for the quarter ended 12/31/01).

         [The tables below represent bar charts in the printed report.]

                          CALIFORNIA MUNICIPAL PORTFOLIO

                             1992               2.45%
                             1993               1.71%
                             1994               2.12%
                             1995               3.10%
                             1996               2.40%
                             1997               2.65%
                             1998               2.35%
                             1999               2.08%
                             2000               2.61%
                             2001               1.49%

     During the periods shown in the bar chart, the highest quarterly return was 0.82% (for the quarter ended 6/30/95) and the lowest quarterly return was 0.21% (for the quarter ended 12/31/01).

                           NEW YORK MUNICIPAL PORTFOLIO

                             1992               2.41%
                             1993               1.62%
                             1994               2.04%
                             1995               3.09%
                             1996               2.44%
                             1997               2.68%
                             1998               2.45%
                             1999               2.19%
                             2000               2.98%
                             2001               1.59%

     During the periods shown in the bar chart, the highest quarterly return was 1.04% (for the quarter ended 9/30/00) and the lowest quarterly return was 0.19% (for the quarter ended 12/31/01).

     The table below shows the average annual returns for one, five and ten years of each Portfolio.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                       1 YEAR  5 YEARS  10 YEARS
                                                       ------  -------  --------

Primary Portfolio ..................................    3.57%   4.69%    4.24%
Government Municipal Portfolio .....................    3.25%   4.41%    4.02%
General Municipal Portfolio ........................    1.83%   2.52%    2.46%
California Municipal Portfolio .....................    1.49%   2.23%    2.29%
New York Municipal Portfolio .......................    1.59%   2.38%    2.35%

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                                       GENERAL   CALIFORNIA   NEW YORK
                                                PRIMARY   GOVERNMENT  MUNICIPAL   MUNICIPAL   MUNICIPAL
                                               PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------  ---------   ---------   ---------
Management Fees ............................       .41%       .50%       .49%        .50%        .50%
12b-1 (Distribution Plan) Fees .............       .25%       .25%       .25%        .25%        .25%
Other Expenses .............................       .15%       .21%       .20%        .18%        .29%
                                                  ----       ----       ----        ----        ----
Total Annual Fund Operating Expenses .......       .81%       .96%       .94%        .93%       1.04%
                                                  ====       ====       ====        ====        ====
Contractual Fee Waiver(1) ..................        --         --         --          --         .03%
Net Total Annual Fund Operating Expenses ...       .81%       .96%       .94%        .93%       1.01%

----------

(1) The contractual fee waiver, which is included in the Investment Advisory Agreement for the Fund, may only be terminated pursuant to the terms of the Investment Advisory Agreement.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                          ------    -------   -------   --------
Primary Portfolio ......................   $ 83      $259      $450      $1,002
Government Portfolio ...................     98       306       531       1,178
General Municipal Portfolio ............     96       300       520       1,155
California Municipal Portfolio .........     95       296       515       1,143
New York Municipal Portfolio ...........    103       322       558       1,236


--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Q    What is the Portfolio's investment program?

A The Primary Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government,  its agencies or
       instrumentalities.   These   securities   are  called   U.S.   Government
       securities.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q    What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors LLC, the investment advisor to the Fund (the "Investment Advisor") to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q    What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Government Portfolio invests in:

     o U.S. Government securities, including direct obligations of the United States Treasury such as bills, notes and bonds; securities issued by agencies and instrumentalities established by an act of Congress that have the right to borrow from the U.S. Treasury; and securities that depend solely on the issuing instrumentality for repayment.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q    What is the credit quality of the Government Portfolio's investments?

A The Government Portfolio invests primarily in securities issued by the U.S. Government, its agencies, and instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government, while others carry less formal guarantees, but are considered to have high credit qualities. Even though the U.S. Government may guarantee payment of interest and principal on some of the securities held by the Portfolio, it does not guarantee the value of the shares of the Portfolio.

GENERAL MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term money market securities exempt from federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit, including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis. o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q    What  is  the  credit   quality  of  the  General   Municipal   Portfolio's
     investments?

A The General Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term

     "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

CALIFORNIA MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term debt obligations exempt from federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The California Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations, the interest on which is paid by appropriations from by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments, the income from which is exempt from federal and California taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in money market securities that may be subject to federal and/or California personal income taxes.

Q What is the credit quality of the California Municipal Portfolio's investments?

A The California Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short-term debt obligations exempt from federal, New York

     State and New York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The New York Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short-term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations, the interest on which is paid by appropriations from the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments, the income from which is exempt from federal, New York State and New York City taxes. In times of adverse market conditions, the Portfolio may invest up to 100% of its assets in money market securities that may be subject to federal and/or New York personal income taxes.

Q    What  is  the  credit  quality  of  the  New  York  Municipal   Portfolio's
     investments?

A The New York Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in thesecond highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term "prime" signifies securities with a credit rating in the highest category by at least two nationally recognized rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by the Investment Advisor to be equivalent to an issue having the highest rating from such a rating agency. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

RISKS OF THE PORTFOLIOS

Q    What are the main risks of investing in the Portfolios?

A The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios. The Portfolios limit their investments to securities that the Investment Advisor believes present minimal credit risk.

     There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Advisor seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short-term securities or if not rated, of comparable quality.

     There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.

     The California Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the liability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries.
     Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

     The New York Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A recurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by the Portfolio. The growth rate of New York has recently been slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

     The General, California and New York Municipal Portfolios invest in lease obligations which are not as liquid as other municipal obligations. The Investment Advisor reviews the following factors to determine the liquidity of a lease obligation:

     o frequency of trades and quoted prices for the obligation;

     o the number of dealers willing to purchase or sell the security and the number of other potential purchasers;

     o the willingness of dealers to undertake to make a market in the security;

     o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

     The Fund's Board of Directors has hired OpCap Advisors LLC ("OpCap Advisors") to serve as the investment advisor to the Fund.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $36 billion of assets under management as of December 31, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.

     OpCap Advisors has been in business as an investment advisor since 1987 and Oppenheimer Capital has been in business as an investment advisor since 1969.

     OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital, as well as employees of OpCap Advisors, perform these services.

     The Portfolios paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2001:

     Primary Portfolio ..................................................   .41%
     Government Portfolio ...............................................   .50%
     General Municipal Portfolio ........................................   .49%
     California Municipal Portfolio .....................................   .50%
     New York Municipal Portfolio .......................................   .50%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

     You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

     There  are  no  minimum   amounts   required  for  either   investments  or
withdrawals.

INITIAL INVESTMENTS (PURCHASES)

     Contact your CIBC Oppenheimer Account Executive to arrange for an initial investment in a Portfolio of the Fund. You may use the Portfolio either as the money market fund tied to your CIBC Oppenheimer securities account through CIBC Oppenheimer's sweep service or as an additional investment position held in your securities account.

     The "sweep" means that cash is automatically invested in the Portfolio of your choice when the cash becomes available in your CIBC Oppenheimer securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from your Portfolio when appropriate to cover purchases or other activities in your account.

SUBSEQUENT INVESTMENTS (PURCHASES)

     Mail or deliver your check, payable to CIBC World Markets, to your CIBC Oppenheimer Account Executive. Please write your securities account number and the Portfolio name on the check. If you wish to make an investment by sending a wire from your bank, contact your CIBC Oppenheimer Account Executive to obtain wiring instructions.

WITHDRAWALS (REDEMPTIONS)

     For withdrawals other than those automatically activated by the sweep, please instruct your CIBC Oppenheimer Account Executive as to the withdrawal amount and the delivery of the proceeds. Redemption orders are processed the next business day after they are received by the Fund's transfer agent.

REDEMPTIONS OVER $250,000

     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income excluding capital gains of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (including the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York State and New York City income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds. As a result, a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your tax adviser with respect to your tax situation.

--------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OCC Distributors LLC Advisors .25 of 1% of the Portfolio's average daily net assets. OCC Distributors LLC pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. OpCap Advisors may also make payments reasonably designed to finance the distribution of shares out of its own resources, including, but not limited to, any profits derived under the Advisory Agreement with the Fund.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.

                                                                                                                  RATIOS TO AVERAGE
                               INCOME FROM OPERATIONS          DIVIDENDS AND DISTRIBUTIONS                            NET ASSETS
                          --------------------------------  ----------------------------------                    -----------------
                                                                       TOTAL
                                                           DIVIDENDS   DISTRI-   DIVI-
                                                               TO      BUTIONS   DENDS
                                              NET            SHARE-      TO       AND
                          NET ASSET        REALIZED  TOTAL  HOLDERS    SHARE-    DISTRI-   NET             NET
                            VALUE,   NET     GAIN    INCOME FROM NET   HOLDERS   BUTIONS  ASSET           ASSETS,             NET
                            BEGIN- INVEST-  (LOSS)    FROM   INVEST-  FROM NET     TO     VALUE,  TOTAL   END OF             INVEST-
                             NING   MENT  ON INVEST- OPERA-   MENT    REALIZED   SHARE-   END OF  RETURN   YEAR     EXPENSES  MENT
                           OF YEAR INCOME    MENTS   TIONS   INCOME     GAINS    HOLDERS   YEAR    (1)   (MILLIONS)   (2)    INCOME
                          --------  ------ --------  ------  -------   --------  -------  ------  ------  --------  -------- -------
PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 ...................  $1.00   $0.04   $0.00   $0.04  $(0.04)       --   $(0.04)   $1.00   3.93%   $3,039.5   0.81%    3.84%
  2000 ...................   1.00    0.06   (0.00)   0.06   (0.06)   $(0.00)   (0.06)    1.00   5.64     2,612.9   0.82     5.49
  1999 ...................   1.00    0.04    0.00    0.04   (0.04)       --    (0.04)    1.00   4.41     2,463.3   0.82     4.32
  1998 ...................   1.00    0.05    0.00    0.05   (0.05)       --    (0.05)    1.00   4.90     2,572.4   0.83     4.78
  1997 ...................   1.00    0.05   (0.00)   0.05   (0.05)       --    (0.05)    1.00   4.85     2,166.6   0.85     4.75

GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 ...................  $1.00   $0.04   $0.00   $0.04  $(0.04)   $(0.00)  $(0.04)   $1.00   3.61%   $  107.4   0.96%    3.48%
  2000 ...................   1.00    0.05    0.00    0.05   (0.05)    (0.00)   (0.05)    1.00   5.34        72.8   0.99     5.21
  1999 ...................   1.00    0.04    0.00    0.04   (0.04)       --    (0.04)    1.00   4.17        84.0   0.95     4.09
  1998 ...................   1.00    0.05    0.00    0.05   (0.05)       --    (0.05)    1.00   4.63       112.1   0.98(3)  4.53(3)
  1997 ...................   1.00    0.05    0.00    0.05   (0.05)       --    (0.05)    1.00   4.60       100.0   0.98(3)  4.51(3)

GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 ...................  $1.00   $0.02      --   $0.02  $(0.02)       --   $(0.02)   $1.00   2.05%   $  109.3   0.94%    2.07%
  2000 ...................   1.00    0.03  $(0.00)   0.03   (0.03)       --    (0.03)    1.00   3.06       123.1   0.97     3.00
  1999 ...................   1.00    0.02   (0.00)   0.02   (0.02)       --    (0.02)    1.00   2.29       120.0   0.93     2.26
  1998 ...................   1.00    0.03   (0.00)   0.03   (0.03)       --    (0.03)    1.00   2.66       171.8   0.92     2.62
  1997 ...................   1.00    0.03   (0.00)   0.03   (0.03)       --    (0.03)    1.00   2.74       137.0   0.96     2.70

CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 ...................  $1.00   $0.02      --   $0.02  $(0.02)       --   $(0.02)   $1.00   1.67%   $   65.3   0.93%    1.66%
  2000 ...................   1.00    0.03      --    0.03   (0.03)       --    (0.03)    1.00   2.58        75.2   0.94     2.56
  1999 ...................   1.00    0.02      --    0.02   (0.02)       --    (0.02)    1.00   2.06        66.5   0.91     2.03
  1998 ...................   1.00    0.02      --    0.02   (0.02)       --    (0.02)    1.00   2.39        70.4   0.95     2.36
  1997 ...................   1.00    0.03  $(0.00)   0.03   (0.03)       --    (0.03)    1.00   2.68        55.7   0.90(4)  2.64(4)

NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2001 ...................  $1.00   $0.02   $0.00   $0.02  $(0.02)      --    $(0.02)   $1.00   1.80%   $   68.6   1.01%(5) 1.74%(5)
  2000 ...................   1.00    0.03    0.00    0.03   (0.03)      --     (0.03)    1.00   2.94        58.6   1.01(5)  2.89(5)
  1999 ...................   1.00    0.02    0.00    0.02   (0.02)      --     (0.02)    1.00   2.16        55.3   0.96     2.11
  1998 ...................   1.00    0.03      --    0.03   (0.03)      --     (0.03)    1.00   2.50        84.1   0.98     2.46
  1997 ...................   1.00    0.03   (0.00)   0.03   (0.03)      --     (0.03)    1.00   2.66        73.2   0.98(5)  2.63(5)

----------
(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of expenses offset by earnings credits.

(3) During the fiscal years indicated above, the investment adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998 and 0.99% and 4.50%, respectively, for the year ended November 30, 1997.

(4) During the fiscal year ended November 30, 1997, the investment adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.96% and 2.58%, respectively.

(5) During the fiscal years indicated above, the investment adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 1.04% and 1.70% respectively, for the year ended November 30, 2001, 1.03% and 2.86%, respectively, for the year ended November 30, 2000, and 0.99% and 2.62%, respectively, for the year ended November 30, 1997.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISOR MAY INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:

CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.

GENERAL MUNICIPAL, CALIFORNIA MUNICIPAL AND NEW YORK MUNICIPAL PORTFOLIOS:

VARIABLE RATE OBLIGATIONS

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     The Investment Advisor will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Advisor may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.



     (Investment Company Act file no. 811-05731)









MARCH 15, 2002

OCC CASH RESERVES

     o Primary Portfolio

     o Government Portfolio

     o General Municipal Portfolio

     o California Municipal Portfolio

     o New York Municipal Portfolio



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                                   PROSPECTUS
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